Short-Term Borrowings	6 Months Ended
Jun. 30, 2025
Short-Term Borrowings [Abstract]
Short-term Borrowings

Note 8 — Short-term Borrowings

Short-term borrowings consisted of the following as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024
Interest-free borrowings due to a non-controlling shareholder (a)	$108,789	$109,941
Short-term revolving loan due to a third-party lender (b)	-	2,506,000
Short-term revolving loan due to a third-party lender (c)	-	644,040
	$108,789	$3,259,981

(a)	The balance represented an interest-free loan due to a non-controlling shareholder. The loan was payable on demand.

(b)	In May 2024, a subsidiary of the Company obtained a short-term revolving loan with an aggregate principal amount of approximately $2,575,000 (HKD 20 million) from a third-party lender. The loan carries an annual interest rate of 15% and matures in May 2025. As of December 31, 2024, the outstanding principal amount was approximately $2,506,000, with accrued interest totaling approximately $146,000. The outstanding principal and accrued interest were fully settled in March 2025.

(c)	In May 2024, a subsidiary of the Company borrowed another short-term revolving loan in a principal of approximately $644,000 (HKD 5 million) from a third-party lender, due on July 31, 2024 at the interest rate of 5.83% per annum. The Company's CEO provided personal guarantee as collateral. This loan was fully repaid and subsequently reborrowed in the same amount in July 2024. As of December 31, 2024, the outstanding principal amount was approximately $644,000, with accrued interest totaling approximately $22,000. The outstanding principal and accrued interest were fully settled in January 2025.

In April 2025, the subsidiary of the Company borrowed a short-term revolving loan in a principal of approximately $385,000 (HKD 3 million) from a third-party lender, due on July 31, 2025 at the interest rate of 8.00% per annum. The Company's CEO provided personal guarantee as collateral. In June 2025, the outstanding principal, together with accrued interest of approximately $37,500 were fully settled. This loan was subsequently reborrowed for the same amount in July 2025.